January 14, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549

Re:	Grail Advisors ETF Trust – Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-1A (File Nos. 333-148082 and 811-22154)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Grail Advisors ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing the Pre-Effective Amendment to respond to comments (“Comments”) received from the staff of the U.S. Securities and Exchange Commission (“SEC”) by letter dated January 11, 2008, on the Registration Statement, as filed with the SEC on December 14, 2007. The Pre-Effective Amendment updates disclosures throughout the Registration Statement to reflect the investment advisers and investment programs of the two initial series of the Trust, and to make other clarifying, updating and stylistic changes. A letter (“Letter”) responding to the SEC staff’s Comments on the initial Registration Statement is separately being filed as correspondence. As indicated in that Letter, the series described in the Pre-Effective Amendment have different investment strategies from the series included in the initial Registration Statement, and are expected to be managed using a “manager of managers” structure. In light of the significance of the changes made to the Registration Statement since the initial filing, the Pre-Effective Amendment has not been marked to show such changes.

It is the Trust’s goal to launch the two series described in the Pre-Effective Amendment as soon as practicable in 2009. Accordingly, we would greatly appreciate your providing any comments on the Pre-Effective Amendment at your earliest convenience. If you have any questions or comments concerning the foregoing, please do not hesitate to call me at (202) 778-9475 or Kurt Decko at (415) 249-1053.

Very truly yours,

/s/ Stacy L. Fuller
Stacy L. Fuller

Enclosure

cc:	William M. Thomas
William E. White
Grail Advisors, LLC

Kurt J. Decko
K&L Gates LLP